Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments by Category
Schedule of financial instruments by category
	Level	December 31, 2023	December 31, 2022
Assets - Amortized cost
Cash and cash equivalents		95,864	45,765
Trade receivables		697,512	649,135
Other receivables		2,085	972
Related parties – other receivables		7,157	1,759
		802,618	697,631

Assets - Fair value through profit or loss
Marketable securities	1	245,942	380,514
Other investments and interests in entities	3	9,879	8,272
		255,821	388,786

Liabilities - Amortized cost
Bonds and financing		791,763	842,996
Lease liabilities		96,657	140,563
Reverse factoring		263,948	155,469
Suppliers		221,291	250,647
Accounts payable for business combination and acquisition of associates		587,917	569,360
Other liabilities - related parties		15,060	54
		1,976,636	1,959,089

Liabilities - Fair value through profit or loss
Accounts payable for business combination and acquisition of associates (i)	3	26,203	55,917
		26,203	55,917

(i)	Refers to a earn out remeasured based on economic activity of the acquired entity (post-closing price adjustments). Valuation techniques and significant unobservable inputs related to measurement are described below, except for the acquisition of a call option mentioned in note 5.1.

Schedule of valuation techniques and significant unobservable inputs
Entities	Valuation technique	Significant unobservable inputs	Inter-relationship between key unobservable inputs and fair value measurement
Phidelis	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).

1. The achievement of financial targets are linked to net revenue of the year 2024.
2. Revenue: we consider for the revenue projection the continuity of old contracts and new contracts with average annual revenue growth of 21.1%.

The estimated fair value would increase (decrease) if: - Any product is no longer monetized (lower) - The risk-adjusted discount rates were lower (higher)
SEL	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).

1. Renewal, in writing, to the year 2024, of the Structured Teaching Program Contract; or

2. Entering a new contract, in writing, with SESI effective for the year 2024, with or without the need for bidding, so that the Buyer continues to provide in the year of 2024 services to SESI, according to the specific scope to be defined by SESI (“Renovation Structured Teaching Program 2024”).

The estimated fair value would increase (decrease) if: - No contract renewal (lower)
Flex Flix Limited	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).	1. Budgeted net revenue and EBITDA growth rate: 2.4%. 2. Discount rate: 39.6%.	Not applicable.

Schedule of changes in accounts payable for business combination
	December 31, 2023	December 31, 2022
Opening balance	625,277	532,313
Net additions (i)	28,043	120,344
Cash payment	(4,100)	(80,939)
Payments in installments	(92,152)	(11,379)
Interest payment	(8,096)	(603)
Interest adjustment	65,207	65,725
Remeasurement	(59)	(184)
Closing balance	614,120	625,277

(i)	As of December 31, 2023 it includes the purchase price of Escola Start, in the amount of R$ 4,481 (as per note 5), and the price adjustment in the acquisition of companies, in the amount of R$ 23,562, as follows: (i) increase of R$32,968 in the purchase price of Mind Makers, due to the performance of the business, considering the number of students who used the products made available by this entity in April 2023, in accordance with the 4th contractual amendment, which defined the targets for the payment of earnout, and (ii) reduction of R$9,406 in the price of the company Editora de Gouges (“Eleva”), as a result of the review of the net debt provided for in the shareholder’s agreement.

Level 3 of fair value hierarchy [member]
Financial Instruments by Category
Schedule of changes in accounts payable for business combination
Accounts payable for business combination- Level 3	December 31, 2022	Additions (i)	Interest	Payment	Transfers to level 2	December 31, 2023
Sociedade Educacional da Lagoa	25,876	-	6,858	(14,814)	-	17,920
Phidelis	7,251	-	1,032	-	-	8,283
Redação nota 1000	2,650	-	666	-	(3,316)	-
Mind Makers	6,600	32,968	1,625	(41,193)	-	-
Educbank	13,540	-	602	(14,142)	-	-
Start	-	4,400	-	(4,400)	-	-
	55,917	37,368	10,783	(74,549)	(3,316)	26,203

(i)	Substantially related to increase of R$ 32,968 in the purchase price of Mind Makers, due to the performance of the business, in accordance with contractual amendment which defined the targets for the payment of earnout. See note 19.